Schedule I Statements of Statements of Statements of Cash Flows (Details 3) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
OPERATING ACTIVITIES
Net income	¥ 157,047	$ 22,618	¥ 210,086	¥ 161,760
Adjustments to reconcile net income to net cash generated from (used in) operating activities:
Equity in earnings of subsidiaries	(147,698)	(21,273)	(214,422)	(159,720)
Compensation expenses associated with stock options	4,937	711	17,653	23,598
Changes in operating assets and liabilities:
Other receivables	(6,395)	(921)	7,222	14,700
Net cash generated from (used in) operating activities	87,846	12,652	281,304	261,649
Cash flows (used in) generated from investing activities
Net cash (used in) generated from investing activities	(748,758)	(107,843)	(1,131,551)	(445,395)
Cash flows generated from (used in ) financing activities:
Proceeds on exercise of stock options	1,144	165	1,518	3,183
Repurchase ordinary shares			(6,276)
Net cash generated from (used in) financing activities	(216,575)	(31,193)	(143,708)	(7,817)
Net (decrease) increase in cash and cash equivalents	(877,487)	(126,384)	(993,955)	(191,563)
Cash and cash equivalents at beginning of year	1,115,266	160,632	2,103,068	2,288,623
Effect of exchange rate changes on cash and cash equivalents	2,463	354	6,153	6,008
Cash and cash equivalents at end of year	240,242	34,602	1,115,266	2,103,068
Parent Company [Member]
OPERATING ACTIVITIES
Net income	157,047	22,618	210,086	161,760
Adjustments to reconcile net income to net cash generated from (used in) operating activities:
Equity in earnings of subsidiaries	(158,714)	(22,860)	(214,012)	(180,487)
Compensation expenses associated with stock options	4,937	711	17,653	23,598
Changes in operating assets and liabilities:
Other receivables	(9,290)	(1,338)	(67,925)	39,810
Other payables	3,506	506	1,879	(42,379)
Net cash generated from (used in) operating activities	(2,514)	(363)	(52,319)	2,302
Cash flows (used in) generated from investing activities
Decrease in investment in subsidiaries	127,475	18,361	55,363	29,853
Advances to subsidiaries and affiliates	(122,885)	(17,699)	(8,797)	(43,110)
Net cash (used in) generated from investing activities	4,590	662	46,566	(13,257)
Cash flows generated from (used in ) financing activities:
Proceeds on exercise of stock options	1,144	165	1,518	3,183
Repurchase ordinary shares			(6,276)
Net cash generated from (used in) financing activities	1,144	165	(4,758)	3,183
Net (decrease) increase in cash and cash equivalents	3,220	464	(10,511)	(7,772)
Cash and cash equivalents at beginning of year	5,349	770	9,707	11,471
Effect of exchange rate changes on cash and cash equivalents	2,177	314	6,153	6,008
Cash and cash equivalents at end of year	¥ 10,746	$ 1,548	¥ 5,349	¥ 9,707